Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Class A Ordinary shares	Class B Ordinary shares	Additional paid-in capital	Subscription receivables	Retained earnings (accumulated losses)	Accumulated other comprehensive income	Total
Beginning balance at Dec. 31, 2024		$ 663	$ 400	$ 3,583,983		$ 1,188,787	$ 138,918	$ 4,912,751
Beginning balance (in Shares) at Dec. 31, 2024	[1]	8,506	160,000
Net loss						(2,965,109)		(2,965,109)
Proceeds from private placement		$ 1,250		9,105,568				9,106,818
Proceeds from private placement (in Shares)	[1]	10,000
Share awards		$ 250		879,750	352,000			1,232,000
Share awards (in Shares)	[1]	2,000
Foreign currency translation adjustment							(974)	(974)
Ending balance at Jun. 30, 2025		$ 2,163	$ 400	13,569,301	352,000	(1,776,322)	137,944	12,285,486
Ending balance (in Shares) at Jun. 30, 2025	[1]	20,560	160,000
Beginning balance at Dec. 31, 2025		$ 7,263	$ 400	17,153,512		(6,134,018)	124,013	11,151,170
Beginning balance (in Shares) at Dec. 31, 2025	[1]	58,106	160,000
Net loss						(1,406,599)		(1,406,599)
Foreign currency translation adjustment							40,335	40,335
Ending balance at Jun. 30, 2026		$ 7,263	$ 400	$ 17,153,512		$ (7,540,617)	$ 164,348	$ 9,784,906
Ending balance (in Shares) at Jun. 30, 2026	[1]	58,106	160,000

[1]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026 and (ii) further share consolidation of every 5 issued and unissued Class A ordinary, which became effective on September 8, 2026 and (iii) The Company will effect a reverse stock split of its Class A ordinary shares on a 1-for-10 basis, which became effective on November 9, 2026, The Company’s Class B ordinary shares will not be subject to the Reverse Stock Split and will remain unchanged.